FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Marketable securities:	$ 6,004	$ 20,604
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total Assets	715,014	583,511
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds [Member]
Assets:
Cash equivalents:	698,307
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Treasury and government agency money market funds
Assets:
Cash equivalents:		545,290
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Time deposits
Assets:
Cash equivalents:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Corporate debt security
Assets:
Marketable securities:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Equity security
Assets:
Marketable securities:	4,996	6,977
Long-term investments:	11,711
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Auction rate securities
Assets:
Long-term investments:
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Marketable Equity Securities [Member]
Assets:
Long-term investments:		31,244
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	45,333	25,621
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Commercial Paper [Member]
Assets:
Cash equivalents:	12,000
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Treasury and government agency money market funds
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets:
Cash equivalents:	32,325	11,994
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Corporate debt security
Assets:
Marketable securities:	1,008	13,627
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Equity security
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Auction rate securities
Assets:
Long-term investments:
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Marketable Equity Securities [Member]
Assets:
Long-term investments:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Total Assets	8,920	8,100
Liabilities:
Contingent consideration arrangement	(43,625)
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Treasury and government agency money market funds
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Time deposits
Assets:
Cash equivalents:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Corporate debt security
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Equity security
Assets:
Marketable securities:
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Auction rate securities
Assets:
Long-term investments:	8,920	8,100
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Marketable Equity Securities [Member]
Assets:
Long-term investments:
Fair value on a recurring basis | Fair Value
Assets:
Total Assets	769,267	617,232
Liabilities:
Contingent consideration arrangement	(43,625)
Fair value on a recurring basis | Fair Value | Money Market Funds [Member]
Assets:
Cash equivalents:	698,307
Fair value on a recurring basis | Fair Value | Commercial Paper [Member]
Assets:
Cash equivalents:	12,000
Fair value on a recurring basis | Fair Value | Treasury and government agency money market funds
Assets:
Cash equivalents:		545,290
Fair value on a recurring basis | Fair Value | Time deposits
Assets:
Cash equivalents:	32,325	11,994
Fair value on a recurring basis | Fair Value | Corporate debt security
Assets:
Marketable securities:	1,008	13,627
Fair value on a recurring basis | Fair Value | Equity security
Assets:
Marketable securities:	4,996	6,977
Long-term investments:	11,711
Fair value on a recurring basis | Fair Value | Auction rate securities
Assets:
Long-term investments:	8,920	8,100
Fair value on a recurring basis | Fair Value | Marketable Equity Securities [Member]
Assets:
Long-term investments:		$ 31,244